Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of research and development expenses, net
	Year ended December 31,
	2017	2018	2019

Total costs	$37,522	$39,574	$43,043
Less - capitalized software development costs	(5,567)	(5,160)	(5,665)

Research and development expenses, net	$31,955	$34,414	$37,378

Schedule of financial income, net
	Year ended December 31,
	2017	2018	2019
Financial income:
Interest	$525	$181	$382
Foreign currency translation	309	867	991
Derivatives gains	-	-	565

	834	1,048	1,938
Financial expenses:
Foreign currency translation, bank charges and other	1,990	1,059	1,646
Interest	1,688	3,225	3,030
Derivatives losses	166	755	30

	(3,844)	(5,039)	(4,706)

Financial expense, net	$(3,010)	$(3,991)	$(2,768)